Long-term debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Long-term Debt and Capital Lease Obligations [Table Text Block]
	September 30,	December 31,
	2013	2012
Capital leases and note payable	$1,532	$2,280
Less current portion	(935)	(991)
	$597	$1,289

	2012	2011
Capital leases and note payable	$2,280	$768
Less current portion	(991)	(360)
	$1,289	$408

Schedule of Future Minimum Lease Payments for Capital Leases and Notes Payable [Table Text Block]
	Capital	Note
	Leases	Payable	Total
October 1, 2013 to September 30, 2014	$652	$295
October 1, 2014 to September 30, 2015	351	281
	1,003	576
Less amount representing interest (at rates ranging from 1.6% to 4.1%)	47
Total present value of net minimum capital lease and note payable payments	956	576	1,532

Less current portion	640	295	935
	$316	$281	$597

	Capital	Note
	Leases	Payable	Total
2013	$726	$294
2014	636	298
2015	192	199
Total minimum lease payments	1,554	837

Less amount representing interest (at rates ranging from 1.6% to 4.0%)	65	46
Total present value of net minimum capital lease and note payable payment	1,489	791	2,280

Less current portion	704	287	991
	$785	$504	$1,289